Share-Based Payments - Valuation Assumptions of Stock Options (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010 Year		Dec. 31, 2009 Year
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	4.14%	[1]	4.00%	[1]	4.90%	[1]
Risk-free interest rate	2.59%	[2]	2.87%	[2]	2.69%	[2]
Expected stock price volatility	25.55%	[3]	26.85%	[3]	41.36%	[3]
Expected term (years)	6.25	[4]	6.25	[4]	6.00	[4]

[1]	Determined using a constant dividend yield during the expected term of the option.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.
[4]	Determined using historical exercise and post-vesting termination patterns.